Terumo Agreement - Other (Details) - Collaborative Arrangement - Terumo - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2019	Jun. 30, 2022
Terumo Agreement
Upfront payment received	$ 30.0	$ 30.0
Equity commitment	5.0
Amount invested for financing	2.5
Amount receivable on Milestones	35.0
Target milestone payment date already passed	$ 5.0
Remaining time-based milestones by the specified target achievement			$ 25.0
Stock purchase and the revenue generating elements		32.5
Estimated fair value of the shares		2.5
Transaction price		$ 30.0
Minimum
Terumo Agreement
Royalty receivable percentage	10.00%
Sales-based royalties percentage		10.00%
Maximum
Terumo Agreement
Additional payments on the achievement milestone	$ 65.0
Royalty receivable percentage	15.00%
Sales-based royalties percentage		15.00%